Summary of Impact of Restatement on Previously Reported Consolidated Balance Sheet (Parenthetical) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2015 BRL (R$)
Prior Period Adjustment [Abstract]
Derecognition of judicial deposits and increase of provisions for contingencies	R$ (4,788,157)
Recoverable amount of intra group balances	(398,738)
Recoverable amount of tax credits	(251,451)
Inappropriate estimate of revenue from services rendered and not billed	(190,787)
Total adjustments to Shareholders' equity related to the restated	R$ (5,629,133)